INTANGIBLE ASSETS (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Intangible Assets [Table Text Block]
	2017
		Accumulated	Net Book
	Cost	Amortization	Value

Trademarks	$78,214	$20,915	$57,299
Patents	21,818	5,818	16,000
Intellectual property	7,388	1,969	5,419
	$107,420	$28,702	$78,718

	2016
		Accumulated	Net Book
	Cost	Amortization	Value

Trademarks	$78,214	$14,371	$63,843
Patents	21,818	3,998	17,820
Intellectual property	7,388	1,353	6,035
	$107,420	$19,722	$87,698